Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 12,814	$ 5,570
Interest-bearing deposits in banks (including pledged deposits of $23,994 in 2011 and $16,075 in 2010)	830,670	431,144
Trading assets (including pledged securities to creditors of $18,988 in 2011 and $34,208 in 2010)	20,436	50,412
Securities available-for-sale (including pledged securities to creditors of $375,492 in 2011 and $235,581 in 2010)	416,300	353,250
Securities held-to-maturity (fair value of $26,637 in 2011 and $33,206 in 2010) (including pledged securities to creditors of $17,486 in 2011 and $13,018 in 2010)	26,536	33,181
Investment fund	120,425	167,291
Loans	4,959,573	4,064,332
Less:
Allowance for loan losses	88,547	78,615
Unearned income and deferred fees	6,697	4,389
Loans, net	4,864,329	3,981,328
Customers' liabilities under acceptances	1,110	27,213
Accrued interest receivable	38,168	31,110
Premises and equipment (net of accumulated depreciation and amortization of $17,881 in 2011 and $16,640 in 2010)	6,673	6,532
Derivative financial instruments used for hedging - receivable	4,159	2,103
Other assets	18,412	10,953
Total assets	6,360,032	5,100,087
Deposits:
Noninterest-bearing - Demand	680	705
Interest-bearing - Demand	66,906	99,647
Time	2,235,920	1,720,573
Total deposits	2,303,506	1,820,925
Trading liabilities	5,584	3,938
Securities sold under repurchase agreement	377,002	264,927
Short-term borrowings	1,323,466	1,095,400
Acceptances outstanding	1,110	27,213
Accrued interest payable	11,790	10,084
Borrowings and long-term debt	1,487,548	1,075,140
Derivative financial instruments used for hedging - payable	53,742	53,029
Reserve for losses on off-balance sheet credit risk	8,887	13,335
Other liabilities	22,568	20,096
Total liabilities	5,595,203	4,384,087
Commitments and contingencies
Redeemable noncontrolling interest	5,547	18,950
Stockholders' equity:
Additional paid-in capital in excess of assigned value of common stock	130,177	133,815
Capital reserves	95,210	95,210
Retained earnings	372,644	320,153
Accumulated other comprehensive loss	(3,112)	(6,441)
Treasury stock	(115,617)	(125,667)
Total stockholders' equity	759,282	697,050
Total liabilities and stockholders' equity	6,360,032	5,100,087
Class A common stock
Stockholders' equity:
Common stock	44,407	44,407
Class B common stock
Stockholders' equity:
Common stock	20,683	20,736
Class E common stock
Stockholders' equity:
Common stock	$ 214,890	$ 214,837